UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22021

                           The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return for The Gabelli Healthcare & WellnessRx Trust (the “Fund”) was (0.6)% compared with a total return of (5.5)% for the Standard & Poor’s (“S&P”) 500 Health Care Index. The total return for the Fund’s publicly traded shares was (2.7)%. The Fund’s NAV per share was $11.59, while the price of the publicly traded shares closed at $9.84 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	(0.59)%	(4.91)%	13.41%	15.93%	10.70%
Investment Total Return (c)	(2.73)	(8.15)	8.90	13.77	8.06
S&P 500 Health Care Index	(5.50)	(5.18)	15.64	17.64	9.85
S&P 500 Index	1.35	1.78	11.82	11.58	5.91
S&P 500 Consumer Staples Index	5.57	11.43	12.84	15.18	11.06
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index	0.04	3.13	14.24	16.41	10.46
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. The Blended Index consists of a 50% blend of each of the S&P 500 Health Care Index and S&P 500 Consumer Staples Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 93.3%
	Beverages — 7.8%
35,000	Campbell Soup Co.	$2,232,650
46,000	Danone SA	3,271,993
45,000	Dr Pepper Snapple Group Inc.	4,023,900
26,000	ITO EN Ltd.	821,271
29,000	Massimo Zanetti Beverage Group SpA†	231,984
10,000	Mead Johnson Nutrition Co.	849,700
35,000	Morinaga Milk Industry Co. Ltd.	187,525
330,000	Parmalat SpA	913,235
35,000	PepsiCo Inc.	3,586,800
30,000	Suntory Beverage & Food Ltd.	1,351,459
60,000	The Coca-Cola Co.	2,783,400
50,000	The WhiteWave Foods Co.†	2,032,000
424,000	Vitasoy International Holdings Ltd.	791,446

		23,077,363

	Biotechnology — 4.8%
8,500	Agilent Technologies Inc.	338,725
1,000	Alexion Pharmaceuticals Inc.†	139,248
25,000	Amgen Inc.	3,748,250
110,000	BioTelemetry Inc.†	1,284,800
25,000	Charles River Laboratories International Inc.†	1,898,500
4,000	Illumina Inc.†	648,440
75,000	Myriad Genetics Inc.†	2,807,250
425,000	NeoGenomics Inc.†	2,864,500
300	Regeneron Pharmaceuticals Inc.†	108,132
11,000	Tetraphase Pharmaceuticals Inc.†	50,930
1,600	Waters Corp.†	211,072

		14,099,847

	Electronics — 1.7%
35,000	Thermo Fisher Scientific Inc.	4,955,650

	Food — 19.4%
15,000	Calavo Growers Inc.	855,900
60,000	China Mengniu Dairy Co. Ltd.	95,445
2,000	Chr. Hansen Holding A/S	134,260
115,000	ConAgra Foods Inc.	5,131,300
25,000	Dean Foods Co.	433,000
67,500	Flowers Foods Inc.	1,246,050
82,000	General Mills Inc.	5,194,700
80,000	Inventure Foods Inc.†	452,000
5,400	John B Sanfilippo & Son Inc.	373,086
67,500	Kellogg Co.	5,167,125
35,000	Kerry Group plc, Cl. A	3,264,187
150,000	Kikkoman Corp.	4,931,361
67,000	Lifeway Foods Inc.†	725,610
23,000	Maple Leaf Foods Inc.	480,808
16,000	MEIJI Holdings Co. Ltd.	1,286,596
120,000	Mondelēz International Inc., Cl. A	4,814,400
53,000	Nestlé SA	3,960,324
50,000	Post Holdings Inc.†	3,438,500

Shares		Market Value

50,000	Snyder’s-Lance Inc.	$1,574,000
30,000	The Kraft Heinz Co.	2,356,800
12,000	The Hain Celestial Group Inc.†	490,920
27,000	The J.M. Smucker Co.	3,505,680
110,000	Tingyi (Cayman Islands) Holding Corp.	122,941
10,000	TreeHouse Foods Inc.†	867,500
75,000	Unilever plc, ADR	3,388,500
65,000	Yakult Honsha Co. Ltd.	2,879,071

		57,170,064

	Food and Staples Retailing — 7.5%
30,000	CST Brands Inc.	1,148,700
92,000	CVS Health Corp.	9,543,160
5,000	GNC Holdings Inc., Cl. A	158,750
30,000	Ingles Markets Inc., Cl. A	1,125,000
80,000	The Kroger Co.	3,060,000
113,000	United Natural Foods Inc.†	4,553,900
2,000	Vitamin Shoppe, Inc.†	61,920
10,000	Walgreens Boots Alliance Inc.	842,400
54,000	Whole Foods Market Inc.	1,679,940

		22,173,770

	Health Care Equipment and Supplies — 13.9%
60,000	Baxter International Inc.	2,464,800
35,001	Becton, Dickinson and Co.	5,313,805
45,000	Boston Scientific Corp.†	846,450
35,000	Cardiovascular Systems Inc.†	362,950
71,672	CareDx Inc.†	355,493
18,000	Cutera Inc.†	202,500
30,000	Exactech Inc.†	607,800
45,000	Gerresheimer AG	3,529,603
12,000	Globus Medical Inc., Cl. A†	285,000
70,000	Greatbatch Inc.†	2,494,800
9,400	Henry Schein Inc.†	1,622,722
16,000	ICU Medical Inc.†	1,665,600
85,000	InfuSystems Holdings Inc.†	299,200
100,000	Lantheus Holdings Inc.†	189,000
52,580	Medtronic plc	3,943,500
12,000	NuVasive Inc.†	583,800
23,333	Nuvectra Corp.†	126,233
45,574	Orthofix International NV†	1,892,232
13,000	Patterson Companies Inc.	604,890
5,000	Smith & Nephew plc, ADR	166,600
60,000	Sparton Corp.†	1,079,400
50,000	St. Jude Medical Inc.	2,750,000
25,000	Stryker Corp.	2,682,250
76,424	SurModics Inc.†	1,406,966
20,000	The Cooper Companies Inc.	3,079,400
25,000	Vascular Solutions Inc.†	813,250
15,900	Zimmer Biomet Holdings Inc.	1,695,417

		41,063,661

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care Providers and Services — 17.7%
566,773	AdCare Health Systems Inc.	$1,314,913
10,000	Aetna Inc.	1,123,500
153,000	Alere Inc.†	7,743,330
25,000	AmerisourceBergen Corp.	2,163,750
20,000	Amsurg Corp.†	1,492,000
15,000	Anthem Inc.	2,084,850
15,000	Chemed Corp.	2,031,750
35,000	Cigna Corp.	4,803,400
55,000	DaVita HealthCare Partners Inc.†	4,035,900
25,000	Diplomat Pharmacy Inc.†	685,000
70,000	HCA Holdings Inc.†	5,463,500
20,000	Humana Inc.	3,659,000
100,000	Kindred Healthcare Inc.	1,235,000
26,000	Laboratory Corp. of America Holdings†	3,045,427
15,000	McKesson Corp.	2,358,750
25,000	Rhoen Klinikum AG	778,041
55,000	Team Health Holdings Inc.†	2,299,550
5,000	Tenet Healthcare Corp.†	144,650
33,000	UnitedHealth Group Inc.	4,253,700
25,000	VCA Inc.†	1,442,250

		52,158,261

	Hotels and Gaming — 0.1%
9,021	Ryman Hospitality Properties Inc.	464,401

	Household and Personal Products — 5.2%
16,000	Avon Products Inc.	76,960
22,000	Church & Dwight Co. Inc.	2,027,960
30,000	Colgate-Palmolive Co.	2,119,500
120,000	Coty Inc., Cl. A	3,339,600
43,000	Edgewell Personal Care Co.	3,462,790
30,000	Energizer Holdings Inc.	1,215,300
25,000	Sally Beauty Holdings Inc.†	809,500
12,000	The Estee Lauder Companies Inc., Cl. A	1,131,720
13,000	The Procter & Gamble Co.	1,070,030

		15,253,360

	Pharmaceuticals — 13.7%
30,000	Abbott Laboratories	1,254,900
14,000	Achaogen Inc.†	38,640
120,000	Akorn Inc.†	2,823,600
26,401	Allergan plc†	7,076,255
90,000	Baxalta Inc.	3,636,000
100,000	BioScrip Inc.†	214,000
42,000	Bristol-Myers Squibb Co.	2,682,960
12,000	Cempra Inc.†	210,240
40,000	Gilead Sciences Inc.	3,674,400
54,000	Johnson & Johnson	5,842,800
55,000	Juniper Pharmaceuticals Inc.†	363,550
40,000	Mallinckrodt plc†	2,451,200
50,000	Merck & Co. Inc.	2,645,500

Shares		Market Value

30,000	Mylan NV†	$1,390,500
1,000	Ophthotech Corp.†	42,270
68,000	Pfizer Inc.	2,015,520
12,000	Roche Holding AG, ADR	367,500
40,000	Teva Pharmaceutical Industries Ltd., ADR	2,140,400
15,000	Valeant Pharmaceuticals International Inc.†	394,500
30,000	Zoetis Inc.	1,329,900

		40,594,635

	Specialty Chemicals — 1.5%
38,000	International Flavors & Fragrances Inc.	4,323,260

	TOTAL COMMON STOCKS	275,334,272

	PREFERRED STOCKS — 0.0%
	Pharmaceuticals — 0.0%
146	BioScrip Inc., Zero Coupon†	8,273

	RIGHTS — 0.0%
	Health Care — 0.0%
40,000	American Medical Alert Corp.†	400
40,000	Durata Therapeutics Inc., CVR†	0
10,000	Prosensa Holding, CVR†	9,900
130,000	Trius Therapeutics, CVR†	16,900

		27,200

	TOTAL RIGHTS	27,200

	WARRANTS — 0.0%
	Pharmaceuticals — 0.0%
420	BioScrip Inc., Cl. A, expire 07/27/25†	240
420	BioScrip Inc., Cl. B, expire 07/27/25†	233

		473

	TOTAL WARRANTS	473

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 6.7%
$19,693,000	U.S. Treasury Bills, 0.075% to 0.587%††, 04/14/16 to 09/22/16	19,683,039

	TOTAL INVESTMENTS — 100.0% (Cost $220,046,576)	$295,053,257

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Market Value

Aggregate tax cost	$221,276,186

Gross unrealized appreciation	$82,066,863
Gross unrealized depreciation	(8,289,792)

Net unrealized appreciation/depreciation	$73,777,071

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments	Market Value
North America	82.6%	$243,685,828
Europe	12.5	37,008,081
Japan	3.9	11,457,284
Latin America	0.7	2,110,619
Asia/Pacific	0.3	791,445
Total Investments	100.0%	$295,053,257

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$275,334,272	—	—	$275,334,272
Preferred Stocks(a)	—	—	$ 8,273	8,273
Rights(a)	—	—	27,200	27,200
Warrants(a)	—	$ 473	—	473
U.S. Government Obligations	—	19,683,039	—	19,683,039

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$275,334,272	$19,683,512	$35,473	$295,053,257

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At March 31, 2016, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

(ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest without limit in restricted securities. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Jeffrey J. Jonas, CFA

Portfolio Manager,

Gabelli Funds, LLC

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Agnes Mullady

President

Joseph H. Egan

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Wayne C. Pinsent, CFA

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GRX Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer

Date	5/27/2016

*  Print the name and title of each signing officer under his or her signature.